Schedule I - Crestwood Equity Partners LP - Parent Only	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Crestwood Equity Partners LP - Parent Only

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Balance Sheet

(in millions)

	December 31,
	2015	2014
Assets
Current assets:
Cash	$0.4	$3.7
Accounts receivable—trade	1.8	—
Accounts receivable—intercompany	—	3.2

Total current assets	2.2	6.9
Property, plant and equipment, net	1.5	2.5
Intangible assets	7.8	1.7
Investment in subsidiaries	2,757.7	5,799.5
Other assets	3.5	—

Total assets	$2,772.7	$5,810.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$2.6	$—
Accrued expenses	2.3	1.9
Current portion of long-term debt	0.2	3.0

Total current liabilities	5.1	4.9
Long-term debt, less current portion	—	380.0
Other long-term liabilities	4.2	12.9
Total partners’ capital	2,763.4	5,412.8

Total liabilities and partners’ capital	$2,772.7	$5,810.6

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statement of Operations

(in millions)

	Year Ended December 31,
	2015	2014	2013
Revenues	$—	$—	$—
Expenses	14.5	8.5	—

Operating loss	(14.5)	(8.5)	—
Interest and debt expense, net	(9.6)	(15.7)	(6.5)
Equity in net income (loss) of subsidiaries	(2,279.1)	14.2	(43.9)
Loss on modification/extinguishment of debt	(1.1)	—	—
Other income, net	0.6	—	—

Loss before income taxes	(2,303.7)	(10.0)	(50.4)
Provision for income taxes	—	0.4	0.2

Net loss and net loss attributable to Crestwood Equity Partners LP	(2,303.7)	(10.4)	$(50.6)
Net income attributable to preferred units	(6.2)	—	—

Net loss attributable to partners	$(2,309.9)	$(10.4)	$(50.6)

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statement of Comprehensive Income

(in millions)

	Year Ended December 31,
	2015	2014	2013
Net loss	$(2,303.7)	$(10.4)	$(50.6)
Change in fair value of Suburban Propane Partners, LP units	(2.7)	(0.5)	(0.1)

Comprehensive loss attributable to Crestwood Equity Partners LP	$(2,306.4)	$(10.9)	$(50.7)

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statement of Cash Flows

(in millions)

	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities	$(14.7)	$(25.3)	$(12.3)

Cash flows from investing activities	593.8	170.8	20.7

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	771.7	734.0	394.1
Principal payments on long-term debt	(1,152.1)	(746.2)	(333.3)
Payments for debt-related deferred costs	—	(1.8)	—
Distributions paid to partners	(171.5)	(102.5)	(68.4)
Change in intercompany balances	(30.5)	(25.4)	0.4
Other	—	—	(1.1)

Net cash used in financing activities	(582.4)	(141.9)	(8.3)

Net change in cash	(3.3)	3.6	0.1
Cash at beginning of period	3.7	0.1	—

Cash at end of period	$0.4	$3.7	$0.1

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Notes to Condensed Financial Statements

Note 1. Basis of Presentation

In the parent-only financial statements, our investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Our share of net income of our unconsolidated subsidiaries is included in consolidated income using the equity method. The parent-only financial statements should be read in conjunction with our consolidated financial statements.

Note 2. Distributions

During the years ended December 31, 2015, 2014 and 2013, we received cash distributions from Crestwood Midstream Partners LP of approximately $31.4 million, $72.4 million and $26.2 million.